Segment information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment information
Segment information
The Company conducts its operations worldwide through four operating segments, which have been determined under U.S. GAAP segment reporting to be Validus Re, AlphaCat, Talbot and Western World. During the first quarter of 2012, to better align the Company’s operating and reporting structure with its current strategy, there was a change in the segment structure. This change included the AlphaCat group of companies as a separate operating segment. The AlphaCat segment currently includes the Company’s investments in AlphaCat Re 2011, AlphaCat Re 2012, AlphaCat 2013, AlphaCat 2014, AlphaCat 2015, PaCRe, the AlphaCat ILS funds and the BetaCat ILS funds. The Company’s operating segments are strategic business units that offer different products and services. They are managed and have capital allocated separately because each segment requires different strategies.
Validus Re Segment
The Validus Re segment is focused on short-tail lines of reinsurance. The primary lines in which the segment conducts business are property, marine and specialty which includes agriculture, aerospace and aviation, financial lines of business, nuclear, terrorism, life, accident & health, workers’ compensation, crisis management, contingency, motor, technical lines, composite and trade credit.
AlphaCat Segment
The AlphaCat segment manages strategic relationships that leverage the Company’s underwriting and investment expertise and earns management, performance and underwriting fees primarily from the Company’s operating affiliates, AlphaCat Re 2011, AlphaCat Re 2012, AlphaCat 2013, AlphaCat 2014 and AlphaCat 2015, as well as PaCRe, the AlphaCat ILS funds and the BetaCat ILS funds.
Talbot Segment
The Talbot segment focuses on a wide range of marine and energy, war, political violence, commercial property, financial institutions, contingency, accident & health and aviation classes of business on an insurance or facultative reinsurance basis and principally property, aerospace and marine classes of business on a treaty reinsurance basis.
Western World Segment
The Western World segment is focused on providing commercial insurance products on a surplus lines and specialty admitted basis. Western World specializes in underwriting classes of business that are not easily placed in the standard insurance market due to their complexity, high hazard, or unusual nature; including general liability, property and professional liability classes of business.
Corporate and eliminations
The Company has a corporate function ("Corporate"), which includes the activities of the parent company, and which carries out certain functions for the group. Corporate includes ‘non-core’ underwriting expenses, predominantly general and administrative and stock compensation expenses. Corporate also denotes the activities of certain key executives such as the Chief Executive Officer and Chief Financial Officer. For internal reporting purposes, corporate is reflected separately, however corporate is not considered an operating segment under these circumstances. Other reconciling items include, but are not limited to, the elimination of inter segment revenues and expenses and unusual items that are not allocated to segments. Corporate also includes the gain on bargain purchase, net of expenses in connection with the acquisition of Flagstone in 2012 and transaction expenses related to the Western World acquisition in 2014.

The following tables summarize the results of our operating segments and "Corporate":

Year Ended December 31, 2014	Validus Re Segment	AlphaCat Segment	Talbot Segment	Western World Segment (d)	Corporate & Eliminations	Total
Underwriting income
Gross premiums written	$1,136,910	$135,181	$1,101,770	$65,235	$(75,810)	$2,363,286
Reinsurance premiums ceded	(182,056)	(4,348)	(192,211)	(6,428)	75,810	(309,233)
Net premiums written	954,854	130,833	909,559	58,807	—	2,054,053
Change in unearned premiums	(37,570)	1,517	(29,785)	14,189	—	(51,649)
Net premiums earned	917,284	132,350	879,774	72,996	—	2,002,404
Underwriting deductions
Losses and loss expenses	307,290	(9,670)	423,394	51,035	—	772,049
Policy acquisition costs	141,670	12,673	187,162	3,169	(4,118)	340,556
General and administrative expenses	74,739	19,590	150,828	11,121	73,514	329,792
Share compensation expenses	9,739	501	11,346	135	11,352	33,073
Total underwriting deductions	533,438	23,094	772,730	65,460	80,748	1,475,470

Underwriting income (loss)	$383,846	$109,256	$107,044	$7,536	$(80,748)	$526,934

Net investment income	74,599	4,276	20,575	4,523	(3,897)	100,076
Other insurance related income (loss)	3,159	27,122	1,095	264	(9,658)	21,982
Finance expenses	(14,727)	(3,545)	213	—	(45,795)	(63,854)
Operating income (loss) before taxes, income from operating affiliates and (income) attributable to operating affiliate investors	446,877	137,109	128,927	12,323	(140,098)	585,138
Tax benefit (expense)	5,512	—	(3,880)	(1,422)	(365)	(155)
Income from operating affiliates	—	17,723	—	—	—	17,723
(Income) attributable to operating affiliate investors	—	(109,399)	—	—	—	(109,399)
Net operating income (loss)	$452,389	$45,433	$125,047	$10,901	$(140,463)	$493,307

Net realized gains on investments	7,611	10,935	3,852	697	—	23,095
Change in net unrealized gains (losses) on investments	8,404	(56,943)	1,685	(155)	(10,964)	(57,973)
Income from investment affiliate	8,411	—	—	—	—	8,411
Foreign exchange (losses) gains	(6,404)	70	(5,961)	—	1,665	(10,630)
Other (loss)	(2,243)	—	—	—	—	(2,243)
Transaction expenses (a)	—	—	—	—	(8,096)	(8,096)
Net income (loss)	$468,168	$(505)	$124,623	$11,443	$(157,858)	$445,871

Net loss attributable to noncontrolling interest	—	35,464	—	—	—	35,464
Net income (loss) available (attributable) to Validus	$468,168	$34,959	$124,623	$11,443	$(157,858)	$481,335
Selected ratios (b):
Net premiums written / Gross premiums written	84.0%	96.8%	82.6%	90.1%		86.9%
Losses and loss expenses	33.5%	(7.3)%	48.1%	69.9%		38.6%
Policy acquisition costs	15.5%	9.6%	21.3%	4.4%		17.0%
General and administrative expenses (c)	9.2%	15.2%	18.4%	15.4%		18.1%
Expense ratio	24.7%	24.8%	39.7%	19.8%		35.1%
Combined ratio	58.2%	17.5%	87.8%	89.7%		73.7%
Total assets	$4,209,289	$1,656,326	$2,890,123	$1,492,179	$63,704	$10,311,621

(a)
The transaction expenses relate to costs incurred in connection with the acquisition of Western World, which was completed on October 2, 2014. Transaction expenses are primarily comprised of legal, financial advisory and audit related services.

(b)	Ratios are based on net premiums earned.

(c)	The general and administrative expenses ratio includes share compensation expenses.

(d)	The results of Western World have been included in the Company's consolidated results from the October 2, 2014 date of acquisition.

Year Ended December 31, 2013	Validus Re Segment	AlphaCat Segment	Talbot Segment	Corporate & Eliminations	Total
Underwriting income
Gross premiums written	$1,242,522	$147,009	$1,091,890	$(80,315)	$2,401,106
Reinsurance premiums ceded	(226,264)	(525)	(226,111)	80,315	(372,585)
Net premiums written	1,016,258	146,484	865,779	—	2,028,521
Change in unearned premiums	117,679	(9,070)	(35,085)	—	73,524
Net premiums earned	1,133,937	137,414	830,694	—	2,102,045
Underwriting deductions
Losses and loss expenses	430,026	17,569	346,337	—	793,932
Policy acquisition costs	180,779	13,853	170,738	(5,060)	360,310
General and administrative expenses	91,260	18,765	136,458	68,782	315,265
Share compensation expenses	7,668	468	9,613	9,881	27,630
Total underwriting deductions	709,733	50,655	663,146	73,603	1,497,137

Underwriting income (loss)	$424,204	$86,759	$167,548	$(73,603)	$604,908

Net investment income	81,346	3,865	18,061	(7,200)	96,072
Other insurance related income (loss)	19,222	26,424	1,819	(28,345)	19,120
Finance expenses	(16,111)	(5,734)	(259)	(42,073)	(64,177)
Operating income (loss) before taxes, income from operating affiliates and (income) attributable to operating affiliate investors	508,661	111,314	187,169	(151,221)	655,923
Tax benefit (expense)	272	—	(671)	16	(383)
Income from operating affiliates	—	14,289	—	—	14,289
(Income) attributable to operating affiliate investors	—	(68,763)	—	—	(68,763)
Net operating income (loss)	$508,933	$56,840	$186,498	$(151,205)	$601,066

Net realized (losses) gains on investments	(1,382)	4,084	556	—	3,258
Change in net unrealized losses on investments	(41,388)	(3,893)	(13,200)	—	(58,481)
Income from investment affiliate	4,790	—	—	—	4,790
Foreign exchange gains (losses)	7,394	(816)	(3,531)	(542)	2,505
Other income	(10,777)	—	—	—	(10,777)
Net income (loss)	$467,570	$56,215	$170,323	$(151,747)	$542,361

Net (income) attributable to noncontrolling interest	—	(9,695)	—	—	(9,695)
Net income (loss) available (attributable) to Validus	$467,570	$46,520	$170,323	$(151,747)	$532,666
Selected ratios (a):
Net premiums written / Gross premiums written	81.8%	99.6%	79.3%		84.5%
Losses and loss expenses	37.9%	12.8%	41.7%		37.8%
Policy acquisition costs	16.0%	10.1%	20.5%		17.1%
General and administrative expenses (b)	8.7%	14.0%	17.6%		16.3%
Expense ratio	24.7%	24.1%	38.1%		33.4%
Combined ratio	62.6%	36.9%	79.8%		71.2%
Total assets	$5,326,076	$1,558,453	$2,891,682	$70,221	$9,846,432

(a)	Ratios are based on net premiums earned.

(b)	The general and administrative expenses ratio includes share compensation expenses.

Year Ended December 31, 2012	Validus Re Segment	AlphaCat Segment	Talbot Segment	Corporate & Eliminations	Total
Underwriting income
Gross premiums written	$1,131,959	$21,603	$1,078,636	$(65,758)	$2,166,440
Reinsurance premiums ceded	(144,578)	—	(228,686)	65,758	(307,506)
Net premiums written	987,381	21,603	849,950	—	1,858,934
Change in unearned premiums	35,890	(3,937)	(17,671)	—	14,282
Net premiums earned	1,023,271	17,666	832,279	—	1,873,216
Underwriting deductions
Losses and loss expenses	575,416	—	424,030	—	999,446
Policy acquisition costs	154,362	1,774	183,926	(5,364)	334,698
General and administrative expenses	63,048	7,532	133,281	59,791	263,652
Share compensation expenses	7,763	279	7,789	10,878	26,709
Total underwriting deductions	800,589	9,585	749,026	65,305	1,624,505

Underwriting income (loss)	$222,682	$8,081	$83,253	$(65,305)	$248,711

Net investment income	88,727	3,748	21,310	(5,849)	107,936
Other insurance related income (loss)	5,000	23,229	2,033	(7,951)	22,311
Finance expenses	(8,943)	(3,061)	(162)	(41,691)	(53,857)
Operating income (loss) before taxes and income from operating affiliates	307,466	31,997	106,434	(120,796)	325,101
Tax (expense)	(168)	—	(2,229)	(104)	(2,501)
Income from operating affiliates	—	12,580	—	—	12,580
Net operating income (loss)	$307,298	$44,577	$104,205	$(120,900)	$335,180
Gain on bargain purchase, net of expenses (a)	—	—	—	17,701	17,701
Net realized gains on investments	12,026	216	5,991	—	18,233
Net unrealized (losses) on investments	35,033	(19,509)	2,061	—	17,585
Loss from investment affiliate	(964)	—	—	—	(964)
Foreign exchange (losses) gains	2,664	44	2,527	(437)	4,798
Other income	85	—	—	—	85
Net income (loss)	$356,142	$25,328	$114,784	$(103,636)	$392,618
Net loss attributable to noncontrolling interest	—	15,820	—	—	15,820
Net income (loss) available (attributable) to Validus	$356,142	$41,148	$114,784	$(103,636)	$408,438
Selected ratios: (b)
Net premiums written / Gross premiums written	87.2%	100.0%	78.8%		85.8%
Losses and loss expenses	56.2%	—%	50.9%		53.4%
Policy acquisition costs	15.1%	10.0%	22.1%		17.9%
General and administrative expenses (c)	6.9%	44.2%	16.9%		15.5%
Expense ratio	22.0%	54.2%	39.0%		33.4%
Combined ratio	78.2%	54.2%	89.9%		86.8%
Total assets	$6,206,084	$805,513	$2,968,224	$40,443	$10,020,264

(a)
The gain on bargain purchase, net of expenses, arose from the acquisition of Flagstone Reinsurance Holdings S.A. on November 30, 2012 and is net of transaction related expenses which included legal, financial advisory, audit related services and termination expenses.

(b)	Ratios are based on net premiums earned.

(c)	The general and administrative expenses ratio includes share compensation expenses.

The following table sets forth the gross premiums written by line of business for the periods indicated:

	Gross Premiums Written (a)
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Property	$1,054,530	$1,164,687	$1,060,297
Marine	576,478	570,008	649,421
Specialty	677,026	666,411	456,722
Liability	55,252	—	—
	$2,363,286	$2,401,106	$2,166,440

(a)	The results of Western World have been included in the Company's consolidated results from the October 2, 2014 date of acquisition.
The Company’s exposures are generally diversified across geographic zones. The following tables set forth the gross premiums written allocated to the territory of coverage exposure for the periods indicated:

	Gross Premiums Written
	Year Ended December 31, 2014
	Validus Re	AlphaCat	Talbot	Western World (d)	Eliminations	Total	%
United States	$442,314	$30,987	$108,458	$65,235	$(11,026)	$635,968	27.0%

Worldwide excluding United States (a)	76,129	7,331	139,570	—	(1,334)	221,696	9.4%
Australia and New Zealand	20,257	1,019	9,736	—	—	31,012	1.3%
Europe	58,236	3,005	45,615	—	(2,305)	104,551	4.4%
Latin America and Caribbean	54,053	—	116,281	—	(23,958)	146,376	6.2%
Japan	43,310	608	4,116	—	(608)	47,426	2.0%
Canada	3,670	215	10,194	—	(214)	13,865	0.6%
Rest of the world (b)	21,467	—	93,012	—	—	114,479	4.8%
Sub-total, non United States	277,122	12,178	418,524	—	(28,419)	679,405	28.7%
Worldwide including United States (a)	179,564	92,016	96,187	—	(22,463)	345,304	14.6%
Other locations non-specific (c)	237,910	—	478,601	—	(13,902)	702,609	29.7%
Total	$1,136,910	$135,181	$1,101,770	$65,235	$(75,810)	$2,363,286	100.0%

	Gross Premiums Written
	Year Ended December 31, 2013
	Validus Re	AlphaCat	Talbot	Eliminations	Total	%
United States	$524,776	$50,848	$93,357	$(6,565)	$662,416	27.7%

Worldwide excluding United States (a)	63,643	14,801	142,294	(1,485)	219,253	9.1%
Australia and New Zealand	22,275	2,216	11,097	—	35,588	1.5%
Europe	65,861	2,533	51,667	(1,446)	118,615	4.9%
Latin America and Caribbean	50,522	—	155,798	(52,267)	154,053	6.4%
Japan	42,729	653	5,971	(653)	48,700	2.0%
Canada	3,688	818	10,768	(818)	14,456	0.6%
Rest of the world (b)	24,337	—	92,652	—	116,989	4.9%
Sub-total, non United States	273,055	21,021	470,247	(56,669)	707,654	29.4%
Worldwide including United States (a)	177,539	75,140	80,538	(8,996)	324,221	13.5%
Other locations non-specific (c)	267,152	—	447,748	(8,085)	706,815	29.4%
Total	$1,242,522	$147,009	$1,091,890	$(80,315)	$2,401,106	100.0%

	Gross Premiums Written
	Year Ended December 31, 2012
	Validus Re	AlphaCat	Talbot	Eliminations	Total	%
United States	$463,384	$12,638	$77,561	$(1,942)	$551,641	25.4%

Worldwide excluding United States (a)	24,119	279	156,593	—	180,991	8.4%
Australia and New Zealand	—	217	12,851	—	13,068	0.6%
Europe	87,805	1,332	50,262	—	139,399	6.4%
Latin America and Caribbean	80,432	—	149,091	(53,565)	175,958	8.1%
Japan	30,386	—	6,630	—	37,016	1.7%
Canada	—	—	12,243	—	12,243	0.6%
Rest of the world (b)	68,754	—	91,130	—	159,884	7.4%
Sub-total, non United States	291,496	1,828	478,800	(53,565)	718,559	33.2%
Worldwide including United States (a)	102,080	7,137	65,084	(4,038)	170,263	7.9%
Other locations non-specific (c)	274,999	—	457,191	(6,213)	725,977	33.5%
Total	$1,131,959	$21,603	$1,078,636	$(65,758)	$2,166,440	100.0%

(a)	Represents risks in two or more geographic zones.

(b)	Represents risks in one geographic zone.

(c)
The Other locations non-specific category refers to business for which an analysis of exposure by geographic zone is not applicable, such as marine and aerospace risks, since these exposures can span multiple geographic areas and, in some instances, are not fixed locations.

(d)	The results of Western World have been included in the Company's consolidated results from the October 2, 2014 date of acquisition.